Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000027393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000027393 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Shares 5 270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000027393 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000027393 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000121207 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000121207 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Shares 5 270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000121207 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000121207 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000027396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000027396 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Shares 5 270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000027396 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000027396 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)